Container Impairment in Consolidated Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Container impairment	$ 26,775	$ 8,072	$ 94,623
Reversal of previously recorded impairments on containers held for sale due to rising used container prices during the year	(1,077)	(11,225)
Containers for Sale
Property, Plant and Equipment [Line Items]
Container impairment	14,872	15,475	66,455
Container Unrecoverable in Lessees Bankrupt
Property, Plant and Equipment [Line Items]
Container impairment			22,961
Containers Unrecoverable in Lessees Default
Property, Plant and Equipment [Line Items]
Container impairment	$ 12,980	$ 3,822	$ 5,207